Systems, Equipment and Other Assets Related to Contracts, net and Property Plant and Equipment, net - Systems & Equipment and PPE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fixed assets
Systems, equipment and other assets related to contracts, net	$ 1,307,940	$ 1,404,426
Property, plant and equipment - net	146,055	185,349
Gain on disposition of premium equipment	27,700
Systems & Equipment, net
Fixed assets
Systems, equipment and other assets related to contracts, gross	3,294,758	3,452,334
Accumulated depreciation	(1,986,818)	(2,047,908)
Systems, equipment and other assets related to contracts, net	1,307,940	1,404,426
Systems & Equipment, net | Land
Fixed assets
Systems, equipment and other assets related to contracts, gross	297	303
Systems & Equipment, net | Buildings
Fixed assets
Systems, equipment and other assets related to contracts, gross	107,538	157,611
Systems & Equipment, net | Terminals and systems
Fixed assets
Systems, equipment and other assets related to contracts, gross	2,933,649	3,014,733
Systems & Equipment, net | Furniture and equipment
Fixed assets
Systems, equipment and other assets related to contracts, gross	198,324	205,305
Systems & Equipment, net | Construction in progress
Fixed assets
Systems, equipment and other assets related to contracts, gross	54,950	74,382
PPE, net
Fixed assets
Property, plant and equipment, gross	328,789	342,482
Accumulated depreciation	(182,734)	(157,133)
Property, plant and equipment - net	146,055	185,349
PPE, net | Land
Fixed assets
Property, plant and equipment, gross	2,317	2,462
PPE, net | Buildings
Fixed assets
Property, plant and equipment, gross	70,473	69,799
PPE, net | Terminals and systems
Fixed assets
Property, plant and equipment, gross	0	0
PPE, net | Furniture and equipment
Fixed assets
Property, plant and equipment, gross	240,375	257,444
PPE, net | Construction in progress
Fixed assets
Property, plant and equipment, gross	$ 15,624	$ 12,777